Consolidated statements of changes in equity - CAD ($) $ in Millions	Total	TOTAL	SHARES ISSUED PREFERRED SHARES	SHARES ISSUED COMMON SHARES	CONTRI-BUTED SURPLUS	ACCUM-ULATED OTHER COMPRE-HENSIVE INCOME (LOSS)	DEFICIT	NON-CONTR-OLLING INTEREST
Beginning balance at Dec. 31, 2020	$ 21,329	$ 20,989	$ 4,003	$ 20,390	$ 1,174	$ 103	$ (4,681)	$ 340
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	2,892	2,840					2,840	52
Other comprehensive (loss) income	1,871	1,869				90	1,779	2
Total comprehensive income	4,763	4,709				90	4,619	54
Common shares issued under employee stock option plan	262	262		272	(10)
Other share-based compensation	(39)	(39)			(7)		(32)
Dividends declared on BCE common and preferred shares	(3,306)	(3,306)					(3,306)
Dividends declared by subsidiaries to non-controlling interest	(87)							(87)
Settlement of cash flow hedges transferred to the cost basis of hedged items	20	20				20
Other	(1)							(1)
Ending balance at Dec. 31, 2021	22,941	22,635	4,003	20,662	1,157	213	(3,400)	306
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	2,926	2,868					2,868	58
Other comprehensive (loss) income	182	175				(238)	413	7
Total comprehensive income	3,108	3,043				(238)	3,281	65
Common shares issued under employee stock option plan	171	171		177	(6)
Other share-based compensation	(27)	(27)		1	13		(41)
Repurchase of preferred shares	(125)	(125)	(133)		8
Dividends declared on BCE common and preferred shares	(3,508)	(3,508)					(3,508)
Dividends declared by subsidiaries to non-controlling interest	(39)							(39)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(11)	(11)				(11)
Other	5					(19)	19	5
Ending balance at Dec. 31, 2022	$ 22,515	$ 22,178	$ 3,870	$ 20,840	$ 1,172	$ (55)	$ (3,649)	$ 337